Average Annual Total Returns - Pioneer Mid Cap Value VCT Portfolio	May 01, 2021
RussellMidcapValueIndex [Member]
Average Annual Return:
1 Year	4.96%
5 Years	9.73%
10 Years	10.49%
Since Inception	11.01%
Inception Date	Mar. 01, 2095
Class I
Average Annual Return:
1 Year	2.14%
5 Years	6.90%
10 Years	7.72%
Since Inception	8.92%
Inception Date	Mar. 01, 2095
Class II
Average Annual Return:
1 Year	1.87%
5 Years	6.62%
10 Years	7.45%
Since Inception	7.61%
Inception Date	May 01, 2000